Gain (loss) on non - financial assets, net	12 Months Ended
Dec. 31, 2021
Gain (loss) on non - financial assets, net
Gain (loss) in non - financial assets, net
14.    Gain (loss) on non - financial assets, net
The gain or loss on non-financial assets is presented as follows:

	December 31,
	2021	2020	2019
Gain on investment property - Right-of-use	742	—	—
Gain on investment property - Fair value	—	296	500
	742	296	500
At the end of 2021, the Bank's Management renegotiated the terms and conditions of the lease agreement related to the Head Office. Such negotiation included the assignment to the lessor of the sublease agreement that was maintained as operating lease and classified as Investment Properties - Right of Use. As the result of the assignment of the sublease agreement, the Bank derecognized the entire investment property arising from right-of-use assets, as well as its associated lease liability, originating a gain of $742 thousand recognized in the consolidated statement of profit or loss within the line "Gain (loss) on non-financial assets, net".
During 2020 and 2019 the Bank realized the sale of investment properties measured at fair value through profit or loss, which resulted in a gain of $296 thousand and $500 thousand, respectively.